Fees Summary	Aug. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,877,640,852.04
Previously Paid Amount	0
Total Fee Amount	899,866.81
Total Offset Amount	0
Net Fee	$ 899,866.81